Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 05, 2022
Entity Registrant Name	dei_EntityRegistrantName	THE RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 06, 2022
Prospectus Date	rr_ProspectusDate	Aug. 06, 2022
US Treasury 30 Year Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 30 Year Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 30 Year Bond ETF (the “UST 30 Year Bond Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 30-Year US Treasury Index (GA30).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 30 Year Bond Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 30 Year Bond Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 30 Year Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 30 Year Bond Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 30 Year Bond Fund’s performance. No portfolio turnover rate is provided for the UST 30 Year Bond Fund because the UST 30 Year Bond Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 30 Year Bond Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 30 Year Bond Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 30 Year Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 30 Year Bond Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 30-Year US Treasury Index (GA30) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 30 Year Bond Fund’s investment objective by investing at least 80% of the UST 30 Year Bond Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 30-Year US Treasury Index is a one-security index comprised of the most recently issued 30-year US Treasury bond. The index is rebalanced monthly. In order to qualify for inclusion, a 30-year bond must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 30 Year Bond Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 30 Year Bond Fund’s investment strategy is to pursue its investment objective. The UST 30 Year Bond Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 30 Year Bond Fund track the Underlying Index.

The UST 30 Year Bond Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 30 Year Bond Fund’s investments may decrease, which will cause the value of the UST 30 Year Bond Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 30 Year Bond Fund, and there can be no assurance that the UST 30 Year Bond Fund will achieve its investment objective. The UST 30 Year Bond Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 30 Year Bond Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 30 Year Bond Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 30 Year Bond Fund’s investments more than the market as a whole, to the extent that the UST 30 Year Bond Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 30 Year Bond Fund’s assets, UST 30 Year Bond Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 30 Year Bond Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 30 Year Bond Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 30 Year Bond Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 30 Year Bond Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 30 Year Bond Fund or its service providers may adversely impact and cause financial losses to the UST 30 Year Bond Fund or its shareholders. Issuers of securities in which the UST 30 Year Bond Fund invests are also subject to cyber security risks, and the value of these securities

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 30 Year Bond Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 30 Year Bond Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 30 Year Bond Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 30 Year Bond Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 30 Year Bond Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 30 Year Bond Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 30 Year Bond Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 30 Year Bond Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 30 Year Bond Fund's share price and increase the UST 30 Year Bond Fund's liquidity risk, UST 30 Year Bond Fund expenses and/or taxable distributions.

●	Income Risk. The UST 30 Year Bond Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 30 Year Bond Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 30 Year Bond Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 30 Year Bond Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 30 Year Bond Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 30 Year Bond Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 30 Year Bond Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 30 Year Bond Fund receives from it but will generally affect the value of your investment in the UST 30 Year Bond Fund. Changes in interest rates may also affect the liquidity of the UST 30 Year Bond Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 30 Year Bond Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 30 Year Bond Fund’s performance will be negatively impacted. The UST 30 Year Bond Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 30 Year Bond Fund, resulting in a negative impact on the UST 30 Year Bond Fund's performance and NAV. Any interest rate increases could cause the value of the UST 30 Year Bond Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 30 Year Bond Fund, which may force the UST 30 Year Bond Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 30 Year Bond Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 30 Year Bond Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 30 Year Bond Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 30 Year Bond Fund.

●	Passive Investment Risk. The UST 30 Year Bond Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 30 Year Bond Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 30 Year Bond Fund generally does not attempt to invest the UST 30 Year Bond Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 30 Year Bond Fund's portfolio will decline if and when the UST 30 Year Bond Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 30 Year Bond Fund may be subject to tracking error, which is the divergence of the UST 30 Year Bond Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 30 Year Bond Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 30 Year Bond Fund, the UST 30 Year Bond Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 30 Year Bond Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 30 Year Bond Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 30 Year Bond Fund, and there can be no assurance that the UST 30 Year Bond Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 30 Year Bond Fund is not included because the UST 30 Year Bond Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 30 Year Bond Fund has at least one calendar year of performance. Updated performance information will be available on the UST 30 Year Bond Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 30 Year Bond Fund is not included because the UST 30 Year Bond Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 30 Year Bond ETF | US Treasury 30 Year Bond ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
US Treasury 20 Year Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 20 Year Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 20 Year Bond ETF (the “UST 20 Year Bond Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 20-Year US Treasury Index (GA20).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 20 Year Bond Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 20 Year Bond Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 20 Year Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 20 Year Bond Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 20 Year Bond Fund’s performance. No portfolio turnover rate is provided for the UST 20 Year Bond Fund because the UST 20 Year Bond Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 20 Year Bond Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 20 Year Bond Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 20 Year Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 20 Year Bond Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 20-Year US Treasury Index (GA20) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 20 Year Bond Fund’s investment objective by investing at least 80% of the UST 20 Year Bond Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established December 18, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 20-Year US Treasury Index is a one-security index comprised of the most recently issued 20-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 20-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 20 Year Bond Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 20 Year Bond Fund’s investment strategy is to pursue its investment objective. The UST 20 Year Bond Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 20 Year Bond Fund track the Underlying Index.

The UST 20 Year Bond Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 20 Year Bond Fund’s investments may decrease, which will cause the value of the UST 20 Year Bond Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 20 Year Bond Fund, and there can be no assurance that the UST 20 Year Bond Fund will achieve its investment objective. The UST 20 Year Bond Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 20 Year Bond Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 20 Year Bond Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 20 Year Bond Fund’s investments more than the market as a whole, to the extent that the UST 20 Year Bond Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 20 Year Bond Fund’s assets, UST 20 Year Bond Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 20 Year Bond Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 20 Year Bond Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 20 Year Bond Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 20 Year Bond Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 20 Year Bond Fund or its service providers may adversely impact and cause financial losses to the UST 20 Year Bond Fund or its shareholders. Issuers of securities in which the UST 20 Year Bond Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 20 Year Bond Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 20 Year Bond Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 20 Year Bond Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 20 Year Bond Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 20 Year Bond Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 20 Year Bond Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 20 Year Bond Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 20 Year Bond Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 20 Year Bond Fund's share price and increase the UST 20 Year Bond Fund's liquidity risk, UST 20 Year Bond Fund expenses and/or taxable distributions.

●	Income Risk. The UST 20 Year Bond Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 20 Year Bond Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 20 Year Bond Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 20 Year Bond Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 20 Year Bond Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 20 Year Bond Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 20 Year Bond Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 20 Year Bond Fund receives from it but will generally affect the value of your investment in the UST 20 Year Bond Fund. Changes in interest rates may also affect the liquidity of the UST 20 Year Bond Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 20 Year Bond Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 20 Year Bond Fund’s performance will be negatively impacted. The UST 20 Year Bond Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 20 Year Bond Fund, resulting in a negative impact on the UST 20 Year Bond Fund's performance and NAV. Any interest rate increases could cause the value of the UST 20 Year Bond Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 20 Year Bond Fund, which may force the UST 20 Year Bond Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 20 Year Bond Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 20 Year Bond Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 20 Year Bond Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 20 Year Bond Fund.

●	Passive Investment Risk. The UST 20 Year Bond Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 20 Year Bond Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 20 Year Bond Fund generally does not attempt to invest the UST 20 Year Bond Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 20 Year Bond Fund's portfolio will decline if and when the UST 20 Year Bond Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 20 Year Bond Fund may be subject to tracking error, which is the divergence of the UST 20 Year Bond Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 20 Year Bond Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 20 Year Bond Fund, the UST 20 Year Bond Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 20 Year Bond Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 20 Year Bond Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 20 Year Bond Fund, and there can be no assurance that the UST 20 Year Bond Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 20 Year Bond Fund is not included because the UST 20 Year Bond Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 20 Year Bond Fund has at least one calendar year of performance. Updated performance information will be available on the UST 20 Year Bond Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 20 Year Bond Fund is not included because the UST 20 Year Bond Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 20 Year Bond ETF | US Treasury 20 Year Bond ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
US Treasury 10 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 10 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 10 Year Note ETF (the “UST 10 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 10-Year US Treasury Index (GA10).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 10 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 10 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 10 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 10 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 10 Year Note Fund’s performance. No portfolio turnover rate is provided for the UST 10 Year Note Fund because the UST 10 Year Note Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 10 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 10 Year Note Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 10 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 10 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 10-Year US Treasury Index (GA10) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 10 Year Note Fund’s investment objective by investing at least 80% of the UST 10 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 10-Year US Treasury Index is a one-security index comprised of the most recently issued 10-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 10-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 10 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 10 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 10 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 10 Year Note Fund track the Underlying Index.

The UST 10 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 10 Year Note Fund’s investments may decrease, which will cause the value of the UST 10 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 10 Year Note Fund, and there can be no assurance that the UST 10 Year Note Fund will achieve its investment objective. The UST 10 Year Note Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 10 Year Note Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 10 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 10 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 10 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 10 Year Note Fund’s assets, UST 10 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 10 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 10 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 10 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 10 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 10 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 10 Year Note Fund or its shareholders. Issuers of securities in which the UST 10 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 10 Year Note Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 10 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 10 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 10 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 10 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 10 Year Note Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 10 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 10 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 10 Year Note Fund's share price and increase the UST 10 Year Note Fund's liquidity risk, UST 10 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 10 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 10 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 10 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 10 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 10 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 10 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 10 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 10 Year Note Fund receives from it but will generally affect the value of your investment in the UST 10 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 10 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 10 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 10 Year Note Fund’s performance will be negatively impacted. The UST 10 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 10 Year Note Fund, resulting in a negative impact on the UST 10 Year Note Fund's performance and NAV. Any interest rate increases could cause the value of the UST 10 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 10 Year Note Fund, which may force the UST 10 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 10 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 10 Year Note Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 10 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 10 Year Note Fund.

●	Passive Investment Risk. The UST 10 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 10 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 10 Year Note Fund generally does not attempt to invest the UST 10 Year Note Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 10 Year Note Fund's portfolio will decline if and when the UST 10 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 10 Year Note Fund may be subject to tracking error, which is the divergence of the UST 10 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 10 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 10 Year Note Fund, the UST 10 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 10 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 10 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 10 Year Note Fund, and there can be no assurance that the UST 10 Year Note Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 10 Year Note Fund is not included because the UST 10 Year Note Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 10 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 10 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 10 Year Note Fund is not included because the UST 10 Year Note Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 10 Year Note ETF | US Treasury 10 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
US Treasury 7 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 7 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 7 Year Note ETF (the “UST 7 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 7-Year US Treasury Index (GA07).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 7 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 7 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 7 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 7 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 7 Year Note Fund’s performance. No portfolio turnover rate is provided for the UST 7 Year Note Fund because the UST 7 Year Note Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 7 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 7 Year Note Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 7 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 7 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 7-Year US Treasury Index (GA07) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 7 Year Note Fund’s investment objective by investing at least 80% of the UST 7 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 7-Year US Treasury Index is a one-security index comprised of the most recently issued 7-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 7-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 7 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 7 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 7 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 7 Year Note Fund track the Underlying Index.

The UST 7 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 7 Year Note Fund’s investments may decrease, which will cause the value of the UST 7 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 7 Year Note Fund, and there can be no assurance that the UST 7 Year Note Fund will achieve its investment objective. The UST 7 Year Note Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 7 Year Note Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 7 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 7 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 7 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 7 Year Note Fund’s assets, UST 7 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 7 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 7 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 7 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 7 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 7 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 7 Year Note Fund or its shareholders. Issuers of securities in which the UST 7 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 7 Year Note Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 7 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 7 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 7 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 7 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 7 Year Note Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 7 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 7 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 7 Year Note Fund's share price and increase the UST 7 Year Note Fund's liquidity risk, UST 7 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 7 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 7 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 7 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 7 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 7 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 7 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 7 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 7 Year Note Fund receives from it but will generally affect the value of your investment in the UST 7 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 7 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 7 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 7 Year Note Fund’s performance will be negatively impacted. The UST 7 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 7 Year Note Fund, resulting in a negative impact on the UST 7 Year Note Fund's performance and NAV. Any interest rate increases could cause the value of the UST 7 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 7 Year Note Fund, which may force the UST 7 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 7 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 7 Year Note Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 7 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 7 Year Note Fund.

●	Passive Investment Risk. The UST 7 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 7 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 7 Year Note Fund generally does not attempt to invest the UST 7 Year Note Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 7 Year Note Fund's portfolio will decline if and when the UST 7 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 7 Year Note Fund may be subject to tracking error, which is the divergence of the UST 7 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 7 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 7 Year Note Fund, the UST 7 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 7 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 7 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 7 Year Note Fund, and there can be no assurance that the UST 7 Year Note Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 7 Year Note Fund is not included because the UST 7 Year Note Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 7 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 7 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 7 Year Note Fund is not included because the UST 7 Year Note Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 7 Year Note ETF | US Treasury 7 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
US Treasury 5 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 5 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 5 Year Note ETF (the “UST 5 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 5-Year US Treasury Index (GA05).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 5 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 5 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 5 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 5 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 5 Year Note Fund’s performance. No portfolio turnover rate is provided for the UST 5 Year Note Fund because the UST 5 Year Note Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 5 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 5 Year Note Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 5 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 5 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 5-Year US Treasury Index (GA05) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 5 Year Note Fund’s investment objective by investing at least 80% of the UST 5 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 5-Year US Treasury Index is a one-security index comprised of the most recently issued 5-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 5-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 5 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 5 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 5 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 5 Year Note Fund track the Underlying Index.

The UST 5 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 5 Year Note Fund’s investments may decrease, which will cause the value of the UST 5 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 5 Year Note Fund, and there can be no assurance that the UST 5 Year Note Fund will achieve its investment objective. The UST 5 Year Note Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 5 Year Note Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 5 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 5 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 5 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 5 Year Note Fund’s assets, UST 5 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 5 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 5 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 5 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 5 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 5 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 5 Year Note Fund or its shareholders. Issuers of securities in which the UST 5 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 5 Year Note Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 5 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 5 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 5 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 5 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 5 Year Note Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 5 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 5 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 5 Year Note Fund's share price and increase the UST 5 Year Note Fund's liquidity risk, UST 5 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 5 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 5 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 5 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 5 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 5 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 5 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 5 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 5 Year Note Fund receives from it but will generally affect the value of your investment in the UST 5 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 5 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 5 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 5 Year Note Fund’s performance will be negatively impacted. The UST 5 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 5 Year Note Fund, resulting in a negative impact on the UST 5 Year Note Fund's performance and NAV. Any interest rate increases could cause the value of the UST 5 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 5 Year Note Fund, which may force the UST 5 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 5 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 5 Year Note Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 5 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 5 Year Note Fund.

●	Passive Investment Risk. The UST 5 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 5 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 5 Year Note Fund generally does not attempt to invest the UST 5 Year Note Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 5 Year Note Fund's portfolio will decline if and when the UST 5 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 5 Year Note Fund may be subject to tracking error, which is the divergence of the UST 5 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 5 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 5 Year Note Fund, the UST 5 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 5 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 5 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 5 Year Note Fund, and there can be no assurance that the UST 5 Year Note Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 5 Year Note Fund is not included because the UST 5 Year Note Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 5 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 5 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 5 Year Note Fund is not included because the UST 5 Year Note Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 5 Year Note ETF | US Treasury 5 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
US Treasury 3 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 3 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 3 Year Note ETF (the “UST 3 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 3-Year US Treasury Index (GA03).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 3 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 3 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 3 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 3 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 3 Year Note Fund’s performance. No portfolio turnover rate is provided for the UST 3 Year Note Fund because the UST 3 Year Note Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 3 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 3 Year Note Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 3 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 3 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 3-Year US Treasury Index (GA03) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 3 Year Note Fund’s investment objective by investing at least 80% of the UST 3 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 3-Year US Treasury Index is a one-security index comprised of the most recently issued 3-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 3-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 3 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 3 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 3 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 3 Year Note Fund track the Underlying Index.

The UST 3 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 3 Year Note Fund’s investments may decrease, which will cause the value of the UST 3 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 3 Year Note Fund, and there can be no assurance that the UST 3 Year Note Fund will achieve its investment objective. The UST 3 Year Note Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 3 Year Note Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 3 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 3 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 3 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 3 Year Note Fund’s assets, UST 3 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 3 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 3 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 3 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 3 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 3 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 3 Year Note Fund or its shareholders. Issuers of securities in which the UST 3 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 3 Year Note Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 3 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 3 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 3 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 3 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 3 Year Note Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 3 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 3 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 3 Year Note Fund's share price and increase the UST 3 Year Note Fund's liquidity risk, UST 3 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 3 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 3 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 3 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 3 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 3 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 3 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 3 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 3 Year Note Fund receives from it but will generally affect the value of your investment in the UST 3 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 3 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 3 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 3 Year Note Fund’s performance will be negatively impacted. The UST 3 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 3 Year Note Fund, resulting in a negative impact on the UST 3 Year Note Fund's performance and NAV. Any interest rate increases could cause the value of the UST 3 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 3 Year Note Fund, which may force the UST 3 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 3 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 3 Year Note Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 3 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 3 Year Note Fund.

●	Passive Investment Risk. The UST 3 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 3 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 3 Year Note Fund generally does not attempt to invest the UST 3 Year Note Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 3 Year Note Fund's portfolio will decline if and when the UST 3 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 3 Year Note Fund may be subject to tracking error, which is the divergence of the UST 3 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 3 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 3 Year Note Fund, the UST 3 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 3 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 3 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 3 Year Note Fund, and there can be no assurance that the UST 3 Year Note Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 3 Year Note Fund is not included because the UST 3 Year Note Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 3 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 3 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 3 Year Note Fund is not included because the UST 3 Year Note Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 3 Year Note ETF | US Treasury 3 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
US Treasury 2 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 2 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 2 Year Note ETF (the “UST 2 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 2-Year US Treasury Index (GA02).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 2 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 2 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 2 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 2 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 2 Year Note Fund’s performance. No portfolio turnover rate is provided for the UST 2 Year Note Fund because the UST 2 Year Note Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 2 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 2 Year Note Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 2 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 2 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 2-Year US Treasury Index (GA02) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 2 Year Note Fund’s investment objective by investing at least 80% of the UST 2 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 2-Year US Treasury Index is a one-security index comprised of the most recently issued 2-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 2-year note must be auctioned on or before the third business day before the last business day of the month. The Underlying Index may be comprised of only one or two U.S. Treasury securities at a given time. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 2 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 2 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 2 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 2 Year Note Fund track the Underlying Index.

The UST 2 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 2 Year Note Fund’s investments may decrease, which will cause the value of the UST 2 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 2 Year Note Fund, and there can be no assurance that the UST 2 Year Note Fund will achieve its investment objective. The UST 2 Year Note Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 2 Year Note Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 2 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 2 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 2 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 2 Year Note Fund’s assets, UST 2 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 2 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 2 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 2 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 2 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 2 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 2 Year Note Fund or its shareholders. Issuers of securities in which the UST 2 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 2 Year Note Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 2 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 2 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 2 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 2 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 2 Year Note Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 2 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 2 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 2 Year Note Fund's share price and increase the UST 2 Year Note Fund's liquidity risk, UST 2 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 2 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 2 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 2 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 2 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 2 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 2 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 2 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 2 Year Note Fund receives from it but will generally affect the value of your investment in the UST 2 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 2 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 2 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 2 Year Note Fund’s performance will be negatively impacted. The UST 2 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 2 Year Note Fund, resulting in a negative impact on the UST 2 Year Note Fund's performance and NAV. Any interest rate increases could cause the value of the UST 2 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 2 Year Note Fund, which may force the UST 2 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 2 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 2 Year Note Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 2 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 2 Year Note Fund.

●	Passive Investment Risk. The UST 2 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 2 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 2 Year Note Fund generally does not attempt to invest the UST 2 Year Note Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 2 Year Note Fund's portfolio will decline if and when the UST 2 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 2 Year Note Fund may be subject to tracking error, which is the divergence of the UST 2 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 2 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 2 Year Note Fund, the UST 2 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 2 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 2 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 2 Year Note Fund, and there can be no assurance that the UST 2 Year Note Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 2 Year Note Fund is not included because the UST 2 Year Note Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 2 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 2 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 2 Year Note Fund is not included because the UST 2 Year Note Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 2 Year Note ETF | US Treasury 2 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
US Treasury 12 Month Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 12 Month Bill ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 12 Month Bill ETF (the “UST 12 Month Bill Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 1-Year Treasury Bill Index (G0O3).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 12 Month Bill Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 12 Month Bill Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 12 Month Bill Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 12 Month Bill Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 12 Month Bill Fund’s performance. No portfolio turnover rate is provided for the UST 12 Month Bill Fund because the UST 12 Month Bill Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 12 Month Bill Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 12 Month Bill Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 12 Month Bill Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 12 Month Bill Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA US 1-Year Treasury Bill Index (G0O3) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 12 Month Bill Fund’s investment objective by investing at least 80% of the UST 12 Month Bill Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established May 31, 1991 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 1 year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 12 Month Bill Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 12 Month Bill Fund’s investment strategy is to pursue its investment objective. The UST 12 Month Bill Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 12 Month Bill Fund track the Underlying Index.

The UST 12 Month Bill Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 12 Month Bill Fund’s investments may decrease, which will cause the value of the UST 12 Month Bill Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 12 Month Bill Fund, and there can be no assurance that the UST 12 Month Bill Fund will achieve its investment objective. The UST 12 Month Bill Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 12 Month Bill Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 12 Month Bill Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 12 Month Bill Fund’s investments more than the market as a whole, to the extent that the UST 12 Month Bill Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 12 Month Bill Fund’s assets, UST 12 Month Bill Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 12 Month Bill Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 12 Month Bill Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 12 Month Bill Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 12 Month Bill Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 12 Month Bill Fund or its service providers may adversely impact and cause financial losses to the UST 12 Month Bill Fund or its shareholders. Issuers of securities in which the UST 12 Month Bill Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 12 Month Bill Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 12 Month Bill Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 12 Month Bill Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 12 Month Bill Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 12 Month Bill Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 12 Month Bill Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 12 Month Bill Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 12 Month Bill Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 12 Month Bill Fund's share price and increase the UST 12 Month Bill Fund's liquidity risk, UST 12 Month Bill Fund expenses and/or taxable distributions.

●	Income Risk. The UST 12 Month Bill Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 12 Month Bill Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 12 Month Bill Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 12 Month Bill Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 12 Month Bill Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 12 Month Bill Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 12 Month Bill Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 12 Month Bill Fund receives from it but will generally affect the value of your investment in the UST 12 Month Bill Fund. Changes in interest rates may also affect the liquidity of the UST 12 Month Bill Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 12 Month Bill Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 12 Month Bill Fund’s performance will be negatively impacted. The UST 12 Month Bill Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 12 Month Bill Fund, resulting in a negative impact on the UST 12 Month Bill Fund's performance and NAV. Any interest rate increases could cause the value of the UST 12 Month Bill Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 12 Month Bill Fund, which may force the UST 12 Month Bill Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 12 Month Bill Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 12 Month Bill Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 12 Month Bill Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 12 Month Bill Fund.

●	Passive Investment Risk. The UST 12 Month Bill Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 12 Month Bill Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 12 Month Bill Fund generally does not attempt to invest the UST 12 Month Bill Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 12 Month Bill Fund's portfolio will decline if and when the UST 12 Month Bill Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 12 Month Bill Fund may be subject to tracking error, which is the divergence of the UST 12 Month Bill Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 12 Month Bill Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 12 Month Bill Fund, the UST 12 Month Bill Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 12 Month Bill Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 12 Month Bill Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 12 Month Bill Fund, and there can be no assurance that the UST 12 Month Bill Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 12 Month Bill Fund is not included because the UST 12 Month Bill Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 12 Month Bill Fund has at least one calendar year of performance. Updated performance information will be available on the UST 12 Month Bill Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 12 Month Bill Fund is not included because the UST 12 Month Bill Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 12 Month Bill ETF | US Treasury 12 Month Bill ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
US Treasury 6 Month Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 6 Month Bill ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 6 Month Bill ETF (the “UST 6 Month Bill Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 6-Month Treasury Bill Index (G0O2).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 6 Month Bill Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 6 Month Bill Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 6 Month Bill Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 6 Month Bill Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 6 Month Bill Fund’s performance. No portfolio turnover rate is provided for the UST 6 Month Bill Fund because the UST 6 Month Bill Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 6 Month Bill Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 6 Month Bill Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 6 Month Bill Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 6 Month Bill Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA US 6-Month Treasury Bill Index (G0O2) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 6 Month Bill Fund’s investment objective by investing at least 80% of the UST 6 Month Bill Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established December 31, 1977 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 6 Month Bill Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 6 Month Bill Fund’s investment strategy is to pursue its investment objective. The UST 6 Month Bill Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 6 Month Bill Fund track the Underlying Index.

The UST 6 Month Bill Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 6 Month Bill Fund’s investments may decrease, which will cause the value of the UST 6 Month Bill Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 6 Month Bill Fund, and there can be no assurance that the UST 6 Month Bill Fund will achieve its investment objective. The UST 6 Month Bill Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 6 Month Bill Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 6 Month Bill Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 6 Month Bill Fund’s investments more than the market as a whole, to the extent that the UST 6 Month Bill Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 6 Month Bill Fund’s assets, UST 6 Month Bill Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 6 Month Bill Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 6 Month Bill Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 6 Month Bill Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 6 Month Bill Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 6 Month Bill Fund or its service providers may adversely impact and cause financial losses to the UST 6 Month Bill Fund or its shareholders. Issuers of securities in which the UST 6 Month Bill Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 6 Month Bill Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 6 Month Bill Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 6 Month Bill Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 6 Month Bill Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 6 Month Bill Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 6 Month Bill Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 6 Month Bill Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 6 Month Bill Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 6 Month Bill Fund's share price and increase the UST 6 Month Bill Fund's liquidity risk, UST 6 Month Bill Fund expenses and/or taxable distributions.

●	Income Risk. The UST 6 Month Bill Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 6 Month Bill Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 6 Month Bill Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 6 Month Bill Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 6 Month Bill Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 6 Month Bill Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 6 Month Bill Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 6 Month Bill Fund receives from it but will generally affect the value of your investment in the UST 6 Month Bill Fund. Changes in interest rates may also affect the liquidity of the UST 6 Month Bill Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 6 Month Bill Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 6 Month Bill Fund’s performance will be negatively impacted. The UST 6 Month Bill Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 6 Month Bill Fund, resulting in a negative impact on the UST 6 Month Bill Fund's performance and NAV. Any interest rate increases could cause the value of the UST 6 Month Bill Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 6 Month Bill Fund, which may force the UST 6 Month Bill Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 6 Month Bill Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 6 Month Bill Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 6 Month Bill Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 6 Month Bill Fund.

●	Passive Investment Risk. The UST 6 Month Bill Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 6 Month Bill Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 6 Month Bill Fund generally does not attempt to invest the UST 6 Month Bill Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 6 Month Bill Fund's portfolio will decline if and when the UST 6 Month Bill Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 6 Month Bill Fund may be subject to tracking error, which is the divergence of the UST 6 Month Bill Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 6 Month Bill Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 6 Month Bill Fund, the UST 6 Month Bill Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 6 Month Bill Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 6 Month Bill Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 6 Month Bill Fund, and there can be no assurance that the UST 6 Month Bill Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 6 Month Bill Fund is not included because the UST 6 Month Bill Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 6 Month Bill Fund has at least one calendar year of performance. Updated performance information will be available on the UST 6 Month Bill Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 6 Month Bill Fund is not included because the UST 6 Month Bill Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 6 Month Bill ETF | US Treasury 6 Month Bill ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
US Treasury 3 Month Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 3 Month Bill ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 3 Month Bill ETF (the “UST 3 Month Bill Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 3-Month Treasury Bill Index (G0O1).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 3 Month Bill Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 3 Month Bill Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 3 Month Bill Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 3 Month Bill Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 3 Month Bill Fund’s performance. No portfolio turnover rate is provided for the UST 3 Month Bill Fund because the UST 3 Month Bill Fund had not commenced operations prior to the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 3 Month Bill Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 3 Month Bill Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 3 Month Bill Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 3 Month Bill Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA US 3-Month Treasury Bill Index (G0O1) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 3 Month Bill Fund’s investment objective by investing at least 80% of the UST 3 Month Bill Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index.

The Underlying Index

The Underlying Index was established December 31, 1977 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 3 Month Bill Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 3 Month Bill Fund’s investment strategy is to pursue its investment objective. The UST 3 Month Bill Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 3 Month Bill Fund track the Underlying Index.

The UST 3 Month Bill Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the UST 3 Month Bill Fund’s investments may decrease, which will cause the value of the UST 3 Month Bill Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 3 Month Bill Fund, and there can be no assurance that the UST 3 Month Bill Fund will achieve its investment objective. The UST 3 Month Bill Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 3 Month Bill Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 3 Month Bill Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 3 Month Bill Fund’s investments more than the market as a whole, to the extent that the UST 3 Month Bill Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 3 Month Bill Fund’s assets, UST 3 Month Bill Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 3 Month Bill Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 3 Month Bill Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 3 Month Bill Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 3 Month Bill Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 3 Month Bill Fund or its service providers may adversely impact and cause financial losses to the UST 3 Month Bill Fund or its shareholders. Issuers of securities in which the UST 3 Month Bill Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 3 Month Bill Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The UST 3 Month Bill Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 3 Month Bill Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 3 Month Bill Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 3 Month Bill Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 3 Month Bill Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in UST 3 Month Bill Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 3 Month Bill Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 3 Month Bill Fund's share price and increase the UST 3 Month Bill Fund's liquidity risk, UST 3 Month Bill Fund expenses and/or taxable distributions.

●	Income Risk. The UST 3 Month Bill Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 3 Month Bill Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 3 Month Bill Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 3 Month Bill Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 3 Month Bill Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 3 Month Bill Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 3 Month Bill Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 3 Month Bill Fund receives from it but will generally affect the value of your investment in the UST 3 Month Bill Fund. Changes in interest rates may also affect the liquidity of the UST 3 Month Bill Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 3 Month Bill Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 3 Month Bill Fund’s performance will be negatively impacted. The UST 3 Month Bill Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 3 Month Bill Fund, resulting in a negative impact on the UST 3 Month Bill Fund's performance and NAV. Any interest rate increases could cause the value of the UST 3 Month Bill Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 3 Month Bill Fund, which may force the UST 3 Month Bill Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 3 Month Bill Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 3 Month Bill Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the UST 3 Month Bill Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 3 Month Bill Fund.

●	Passive Investment Risk. The UST 3 Month Bill Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 3 Month Bill Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 3 Month Bill Fund generally does not attempt to invest the UST 3 Month Bill Fund's assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 3 Month Bill Fund's portfolio will decline if and when the UST 3 Month Bill Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Tracking Error Risk. The UST 3 Month Bill Fund may be subject to tracking error, which is the divergence of the UST 3 Month Bill Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 3 Month Bill Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 3 Month Bill Fund, the UST 3 Month Bill Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 3 Month Bill Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 3 Month Bill Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the UST 3 Month Bill Fund, and there can be no assurance that the UST 3 Month Bill Fund will achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 3 Month Bill Fund is not included because the UST 3 Month Bill Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the UST 3 Month Bill Fund has at least one calendar year of performance. Updated performance information will be available on the UST 3 Month Bill Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 3 Month Bill Fund is not included because the UST 3 Month Bill Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 3 Month Bill ETF | US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48